T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 91.9%
T. Rowe Price Funds:
Growth Stock Fund	786,963	12,702	92,851	9,025,289	849,912
Value Fund	668,343	42,013	18,086	21,183,457	769,595
Equity Index 500 Fund	315,811	58,341	69,568	3,666,397	341,708
International Stock Fund	258,453	8,512	8,485	15,445,940	293,627
International Value Equity Fund	263,737	15,011	10,237	23,396,319	293,390
Overseas Stock Fund	277,557	9,537	33,926	26,646,352	286,448
Emerging Markets Stock Fund	170,542	2,260	15,827	4,005,748	187,709
Mid-Cap Growth Fund	152,383	2,403	6,364	1,602,061	164,580
Mid-Cap Value Fund	132,525	3,105	4,584	5,448,090	147,480
New Horizons Fund(2)	112,363	712	11,808	1,454,209	116,366
Small-Cap Stock Fund(2)	88,831	6,393	7,874	1,837,712	98,189
Small-Cap Value Fund	77,865	1,981	2,898	1,982,387	86,115
Real Assets Fund	71,540	3,683	2,456	7,109,248	80,619
U. S. Large-Cap Core Fund	17,529	26,320	935	1,660,649	47,644
Emerging Markets Discovery Stock
Fund	1,514	10,539	148	1,021,261	12,102
Total Equity Mutual Funds (Cost $3,280,015)					3,775,484

BOND MUTUAL FUNDS 5.6%
T. Rowe Price Funds:
New Income Fund	99,387	10,567	3,694	10,923,771	108,473
International Bond Fund (USD
Hedged)	34,062	2,014	1,309	3,467,360	35,436
U. S. Treasury Long-Term Fund	30,839	1,009	1,142	1,980,377	30,181
Dynamic Global Bond Fund	22,875	685	804	2,346,670	22,974
High Yield Fund	13,303	501	493	2,145,788	13,862
Emerging Markets Bond Fund	11,879	406	411	1,147,518	12,852
Floating Rate Fund	6,904	213	1,834	591,172	5,498
Total Bond Mutual Funds (Cost $218,056)					229,276

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	38,188	96,536	31,704	103,020,262	103,020
Total Short-Term Investments (Cost $103,020)					103,020
Total Investments in Securities 100.0%
(Cost $3,601,091)					$4,107,780
Other Assets Less Liabilities (0.0)%					(1,773)
Net Assets 100.0%					$4,106,007

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$86	$218	$144
Emerging Markets Bond Fund	26	978	147
Emerging Markets Discovery
Stock Fund	11	197	—
Emerging Markets Stock Fund	835	30,734	—
Equity Index 500 Fund	7,310	37,124	1,410
Floating Rate Fund	(94)	215	70
Growth Stock Fund	18,770	143,098	—
High Yield Fund	22	551	199
International Bond Fund (USD
Hedged)	73	669	170
International Stock Fund	1,116	35,147	—
International Value Equity Fund	363	24,879	—
Mid-Cap Growth Fund	757	16,158	—
Mid-Cap Value Fund	391	16,434	—
New Horizons Fund	2,764	15,099	—
New Income Fund	240	2,213	734
Overseas Stock Fund	(1,825)	33,280	—
Real Assets Fund	241	7,852	—
Small-Cap Stock Fund	279	10,839	—
Small-Cap Value Fund	196	9,167	—
U. S. Large-Cap Core Fund	50	4,730	—
U. S. Treasury Long-Term Fund	253	(525)	144
Value Fund	2,504	77,325	—
U. S. Treasury Money Fund	—	—	66
Totals	$34,368#	$466,382	$3,084+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,084 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2045 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.